UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   January 23, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$411,090,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100     6907    33610 SH       SOLE                    33610
American Intl Group            COM              026874107     5450    55291 SH       SOLE                    55291
Baker Hughes                   COM              057224107    16016   385350 SH       SOLE                   385350
Berkley W R Corp               COM              084423102     6133   129978 SH       SOLE                   129978
Citigroup                      COM              172967101    18529   362867 SH       SOLE                   362867
Comcast Cl A Special           COM              200300200    11286   270320 SH       SOLE                   270320
Continental Airlines Class B   COM              210795308      903    17500 SH       SOLE                    17500
Dell Computer                  COM              247025109    12417   712100 SH       SOLE                   712100
Duke Energy                    COM              264399106     1834    21511 SH       SOLE                    21511
EMC Corp                       COM              268648102     1308    19667 SH       SOLE                    19667
Emerson Electric               COM              291011104      315     4000 SH       SOLE                     4000
Equity Office Properties       COM              294741103    14453   443000 SH       SOLE                   443000
Equity Residential Property    COM              29476L107    21613   390750 SH       SOLE                   390750
Exxon Mobil                    COM              30231G102      330     3800 SH       SOLE                     3800
Family Dollar Stores           COM              307000109     2146   100100 SH       SOLE                   100100
Federal National Mortgage      COM              313586109      416     4800 SH       SOLE                     4800
Fidelity National Financial    COM              316326107    11458   310193 SH       SOLE                   310193
Flanders Corp                  COM              338494107       66    32000 SH       SOLE                    32000
Gemstar TV Guide Int'l Inc.    COM              G3788V106     4813   104346 SH       SOLE                   104346
Grey Wolf                      COM              397888108       59    10000 SH       SOLE                    10000
Hyperion Solutions Corp        COM              44914M104     2099   136000 SH       SOLE                   136000
Key Production Co              COM              493138101      205     6100 SH       SOLE                     6100
Liberty Media Class A / AT&T C COM              001957208    13389   987194 SH       SOLE                   987194
NTL Incorporated               COM              629407107     8845   369491 SH       SOLE                   369491
Nabors Industries              COM              629568106    14125   238800 SH       SOLE                   238800
National Instruments           COM              636518102    20008   412000 SH       SOLE                   412000
NeoMagic Corp.                 COM              640497103      712   240000 SH       SOLE                   240000
Newfield Exploration           COM              651290108    19938   420300 SH       SOLE                   420300
Noble Affiliates Inc.          COM              654894104    32105   697930 SH       SOLE                   697930
Oxford Health                  COM              691471106    17909   453400 SH       SOLE                   453400
Progressive Corp.              COM              743315103    26725   257900 SH       SOLE                   257900
Prosoft Training.com           COM              9307375        553    45606 SH       SOLE                    45606
Rogers Wireless Communications COM              775315104    11513   650900 SH       SOLE                   650900
Synopsys                       COM              871607107    27993   590100 SH       SOLE                   590100
UnitedHealth Group Inc.        COM              91324P102    24513   399400 SH       SOLE                   399400
Waste Management Inc.          COM              94106L109    35834  1291300 SH       SOLE                  1291300
Westport Resources Corp        COM              961415106    15141   690200 SH       SOLE                   690200
White Mountains Insurance Grou COM              964126106     3030     9500 SH       SOLE                     9500